Capital structure and financing	12 Months Ended
Jun. 30, 2024
Capital structure and financing [Abstract]
Capital structure and financing
4	Capital structure and financing

This section outlines how Carbon Revolution manages its capital structure, including its financial position liquidity and access to capital markets.
When managing capital, the Board’s objective is to ensure Carbon Revolution continues to maintain sufficient capital to enable it to pursue its commercial objectives. This is achieved through the monitoring of historical and forecast performance and cash flows.

4.1	Cash and cash equivalents, Restricted trust fund

Cash and cash equivalents comprise cash on hand and deposits held at call with banks that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in values.
	2024 $’000	2023 $’000
Current assets
Cash at bank and in hand	3,705	19,582
Cash and cash equivalents in the Consolidated Statements of Financial Position and Consolidated Statements of Cash Flows	3,705	19,582

Cash flows are presented in the Consolidated Statements of Cash Flows on a gross basis, except for the GST component of investing and financing activities, which are disclosed in operating cash flows.

4.1.1	Restricted trust fund

As part of the new debt program entered into in FY23 (refer Note 4.2), Carbon Revolution was required to keep certain amount of the debt proceeds in a separate trust account to cover future interest and principal repayments. These funds are not at Carbon Revolution’s disposal and therefore has been classified as restricted trust funds. The funds are held within a trust account with interest receivable on the amounts. Restricted trust funds also include an amount for $0.4 million as required per the lease agreement for the manufacturing plant and office at Waurn Ponds in Australia.

4.1.2	Notes to the Consolidated Statements of Cash Flows

For information on cash flows relating to financing activity see note 4.1.3.

Reconciliation of profit for the period to cash flows from operating activities

	2024 $’000	2023 $’000	2022 $’000
Loss after income tax	(221,083)	(79,223)	(47,821)
Non‑cash items from ordinary activities
Depreciation and amortization	13,218	10,543	8,966
Share based payment expenses	(196)	3,091	3,167
Loss on sale of plant and equipment	8	2	-
Movement in inventory provision	1,181	(1,656)	(4,216)
Impairment and write-offs of property, plant and equipment	77,175	-	280
Impairment and write-offs of intangible assets	19,151	-	-
Impairment of right of use asset	7,123	-	-
Financing activity in prior financial year	-	-	(422)
Unrealized foreign exchange on borrowings	(2,500)	-	-
Non-cash borrowing costs	16,711	-	-
Listing expenses	24,679	-	-
(Gain)/Loss on revaluation of financial instruments	(6,687)	-	-
Loss on USD term loan modification	2,966	-	-
Other borrowing costs	-	(20,676)	-
Changes in assets and liabilities
(Increase)/decrease in assets:
- Receivables	(2,108)	8,053	(8,240)
- Contract assets	(5,713)	(2,330)	-
- Inventories	(7,844)	(1,306)	2,231
- Other assets	(1,815)	1,209	(533)
Increase/(decrease) in liabilities:
- Payables	15,087	7,247	(1,174)
- Contract liabilities	3,126	1,722	781
- Deferred income	(1,717)	10,915	397
- Provisions	(7,607)	9,927	608
Cash used in operating activities	(76,845)	(52,482)	(45,976)

4.1.3	Notes to the Consolidated Statements of Cash Flows

The table below details changes in Carbon Revolution’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in Carbon Revolution’s Consolidated Statements of Cash Flows as cash flows from financing activities.

2024		Cash changes		Non-cash changes		Cash changes
	Note	July 1, 2023 $’000	Financing cash flows (i) $’000	Lease remeasurement $’000	Other changes (ii) $’000	Interest paid (iv) $’000	June 30, 2024 $’000
Current borrowings at amortized cost
Unsecured
Term loan with customer	4.2	4,523	(4,523)	-	529	(529)	-
Supplier finance arrangement	4.2	9,306	4,707	-	451	(451)	14,013

Non-current borrowings at amortized cost
Secured
USD term loan	4.2	70,833	(83)	-	15,539	(7,821)	78,468
OIC Series 2024-A notes (USD)	4.2	-	13,952	-	(2,977)	(37)	10,938
Unsecured
OIC Class A preferred shares (USD)	4.2	-	48,326	-	(1,949)	-	46,377
OIC Class B preferred shares (USD)	4.2	-	6,037	-	(967)	-	5,070

Derivative Liability
Derivative liability	4.2	-	-	-	531	-	531

Lease liabilities
Lease liabilities	3.4	8,013	(418)	418	(52)	(195)	7,766
		92,675	67,998	418	11,105	(9,033)	163,163

2023		Cash changes		Non-cash changes		Cash changes
	Note	July 1, 2022 $’000	Financing cash flows (i) $’000	Lease remeasurement $’000	Other changes (ii) $’000	Interest paid (iv) $’000	June 30, 2023 $’000
Current borrowings at amortized cost
Secured
Working capital facility		6,843	(6,843)	-	320	(320)	-
Term loan		2,889	(2,889)	-	830	(830)	-
Letter of credit facility		4,000	(4,000)	-	64	(64)	-
Unsecured
Term loan with customer	4.2	-	4,523	-	111	(111)	4,523
Supplier finance arrangement	4.2	4,954	4,352	-	446	(446)	9,306

Non-current borrowings at amortized cost
Unsecured
Term loan		4,333	(4,333)	-	-	-	-
Term loan (USD) (iii)	4.2	-	70,265	-	2,194	(1,626)	70,833

Lease liabilities	3.4	8,040	(604)	577	297	(297)	8,013
		31,059	60,471	577	4,262	(3,694)	92,675

(i) Cash flows from borrowings make up the net amount of proceeds from borrowings, repayments of borrowings and borrowing costs in the Consolidated Statements of Cash Flows.
(ii) Other changes include interest accruals and foreign exchange movements and amendments to existing loan arrangements.
(iii) Amount is net of $20.7 million loan establishment cost presented within operating cash flows. Refer to Note 4.2.
(iv) Cash flows from interest paid are included in Finance costs under Cash flow from operating activities in the Consolidated Statements of Cash Flows.
4.2	Borrowings and other financial liabilities

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
	Interest rate %	Maturity	2024 $’000	2023 $’000
Current borrowings and other financial liabilities
Unsecured
Term loan with customer	10.0%	June 2024	-	4,523
Supplier finance arrangement	6% + RBA cash rate	June 2025	14,013	9,306
Current Borrowings			14,013	13,829

Lease liabilities			705	645
			14,718	14,474
Non-current borrowings and other financial liabilities
Unsecured
OIC Class A preferred shares (USD)	12.00%	November 2028	46,377	-
USD term loan	12.00%	May 2027	78,468	70,833
OIC Series 2024-A notes (USD)	12.00%	May 2027	10,938	-
OIC Class B preferred shares (USD)	12.00%	November 2028	5,070	-
Non-current borrowings			140,853	70,833

Derivative liabilities - Warrants			531	-
Lease liabilities			7,061	7,368
			148,445	78,201

The 2023 comparative period in the table above has been updated to include lease liabilities to conform to the current year’s presentation.

Borrowings and other financial liabilities measured subsequently at amortized cost

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

 Term loan with customer

In 2023, Carbon Revolution entered a loan arrangement for $4.5 million with one of its customers as part of its bridge financing activities. The loan was repayable in three tranches including interest with the first repayment in December 2023 and the final repayment made in June 2024. The amount repayable was $1.66 million each time, resulting in an interest rate of 10%.

Supplier finance arrangement

In 2021, Carbon Revolution entered into a supply chain finance agreement with a logistics company. Under the arrangement the logistics company agrees to pay amounts to the participating supplier in respect of invoices owed by Carbon Revolution and receives settlement from Carbon Revolution at a later date. The principal purpose of this arrangement is to facilitate efficient ordering, importation, warehousing, invoice management and payment processing. The arrangement is only for a limited number of suppliers and specific materials. As the arrangement results in extended payment terms beyond the terms agreed with those suppliers the agreement is disclosed as a current borrowing. The facility has a fixed interest rate of 6% + RBA cash rate from June 28, 2023 onwards.

USD term loan

In May 2023, Carbon Revolution entered into a new debt program, facilitated by an arranger (the USD term loan) being a term loan of U.S Dollar $60 million (AUD 90.1 million) with a fixed interest rate of 8.5% with no principal repayments for the first 18 months. The loan is denominated in U.S Dollar and is translated to Australian dollars at each reporting period. The program includes certain reserves in an amount of $7.2 million, that are not currently available at Carbon Revolution’s discretion and disclosed as restricted trust funds (refer to Note 4.1.1). Costs of $20.7 million incurred in regard to the establishment of the term loan have been netted off with the loan amount and are being amortized over the term of the loan through the effective interest rate method. The USD term loan includes an insurance premium which protects lenders from the borrower’s default. In addition, Carbon Revolution was required to complete a qualified capital raise of at least US$45 million by December 31, 2023. Carbon Revolution did not achieve this, and as a result, Carbon Revolution is required to pay US $1.5 million and issue 50,000 shares upon maturity in May 2027. The Company did not meet the debt service reserve and minimum available cash requirement (defined in the covenant as 9 times average EBITDA for the three months most recently ended) during the months of September 2023, October 2023, and December 2023. Management obtained a waiver from the lender in June 2024 for prior breaches. As of June 30, 2024, there are no existing breaches. Accordingly, the loan was not payable on demand as of June 30, 2024.

In May 2024, Carbon Revolution completed an amendment to its USD term loan program. The amendment was a condition of the Company’s issuance of Series 2024-A Notes with OIC (refer to Note 6.7). The amended term loan conditions are summarized as follows:

•	Interest only until May 2026 inclusive, and thereafter monthly principal repayments of US$2 million along with interest until maturity in May 2027;
•	Interest payable at 8.5% pa coupon plus an additional 3.5% accumulating paid-in-kind interest;
•	3% amendment fee due as an exit premium (US1.8 million) payable at maturity; and
•	The term loan now ranks equally with the Series 2024-A Notes issued to OIC

The Directors have determined that changes in the loan terms are to be accounted for as a modification of the original arrangement, having assessed:
•
the qualitative factors surrounding the modification and the fact that despite the USD term loan now ranking equal to the Series 2024-A Notes the insurance arrangement is still in place resulting in a non-substantial modification conclusion; and

•
The qualitative and quantitative impacts of the changes, including the difference in cash flows arising from the change in terms using the original effective interest rate of the loan to be not substantial (less than 10% as the changes in interest rates and incremental amendment fee offset changes in the timing of repayments) i.e. also not substantially different.

Consequently, the original transaction costs continue to be amortized over the term of the loan and the net present value of the change in cash flows has been recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income at the date of the modification as a loss of  $0.9 million within finance costs. The loan liability recognized at balance date is discounted using the original effective interest rate.
OIC financing - OIC Series 2024-A Note, Class B preferred shares, Class A preferred share and OIC warrants

Concurrently with the execution of the Business Combination Agreement, the Company consummated a securities purchase agreement with OIC Structured Equity Fund I Range, LLC and affiliated entities (“OIC”) on November 3, 2023, together with a number of related documents, collectively comprising the “OIC Financing”. Pursuant to the original agreement:
•
OIC subscribed for and purchased from the Company Class A redeemable preferred shares with a 12% fixed accumulating distribution (the “Preferred Shares”) and warrants (“SEF Warrants”) for aggregate gross proceeds of US$35 million (equivalent to AUD$54.7 million) less transaction costs.

•
The Class A preference shares are recognized as a financial liability at amortized cost as they must be redeemed by November 2028. The Company may elect to redeem Class A preferred shares on issue at an earlier date at its discretion subject to a return to the holder the greater of (i) a 1.75x Multiple on Invested Capital (“MOIC”)  return on face value, or (ii) a 12% IRR.

•
The SEF warrants carry a US$0.01 strike price and entitle OIC to up to a maximum 19.99% of the fully diluted Company shares on issue (subject to, in tranches, certain milestones including the further issuance of Class A shares below). The warrant may be exercised, in whole or in part, at the discretion of the holder. The warrant terms initially included a ‘cashless’ exercise feature which was subsequently removed in June 2024. The warrants were treated as derivative liabilities at fair value through profit and loss between issuance in November 2023 and June 2024, resulting in a gain of US$3.8 million (AUD$5.8 million) for the 2024 financial year. In June 2024 the warrants were reclassified to equity as the Company considered them to now meet the fixed for fixed criteria in IAS32 upon OIC’s undertaking on the cashless exercise feature.

•
The proceeds were allocated on a fair value basis, firstly to the SEF warrant derivative liability and then the residual to the Class A preferred share obligation. Transaction costs were allocated on a relative fair value basis.

•
OIC also provided commitments in November 2023 to purchase further tranches of preferred shares subject to achievement of certain milestones for which US$35 million was placed in escrow. The Company has not recognized any financial liability or allocation of proceeds in November 2023 or during the 2024 financial year for these preferred shares as the associated escrow deposit was not considered to be within the control of the Company. These commitments and escrow arrangements were subsequently modified in June 2024 on issuance of loan notes to OIC.

•
Of the SEF warrants of up to 19.99% of the fully diluted Company shares on issue, 12.49% vested on completion of the initial US$35 million funding, a further 5% would vest on release of the US$35 million held in escrow (such release subject to certain conditions and milestones), and the final 2.5% would vest on release of the final US$40 million funding (such release subject to certain conditions and milestones including OIC investment committee approval).

The proceeds received from the issuance of Class A Preferred Shares under the OIC financing must generally be used consistent with a budget agreed between the Company and OIC.
In April, May and June 2024, under amendments to the OIC Financing and the New Debt Program, the Company issued a series of Class B preference shares and loan notes to OIC for total consideration of US$15 million, replacing an original commitment to issue further preferred equity upon completion of certain milestones.
The original US$5 million April issuance of Class B preference shares had a 18% coupon rate and a minimum return of US$11.25 million by July 2025 unless certain performance conditions were met or otherwise waived by OIC. Subsequently, on June 21, 2024, the terms of the issuance were varied as set out further below. The variation is accounted for as an extinguishment as the changes in net present value of the cash flows was >10%. In accordance with the requirements of IFRS 9 for extinguishment accounting future cash flows were remeasured to present value at current discount rates at the date of extinguishment. The effect of the modification, inclusive of $USD0.3 million of transaction costs written off, was a loss of U$1.4 million (AUD$2.1 million) recognized in profit and loss.
As at June 30, 2024, the terms of these issuances to OIC are:
◾	US$5 million in the form of Series B preferred shares in April 2024 and US$10 million advanced in the form of loan notes (Series 2024-A) in May and June 2024;
◾
In relation to the Class B Preferred Shares: mandatory redemption on November 3, 2028 aligned with the Class A Preferred Shares, with a 12% fixed accumulating dividend, and the Company may elect to redeem outstanding Class B Preferred Shares at an earlier date at its discretion subject to returning to the holder the greater of (i) a 1.75x MOIC return on face value, or (ii) a 12% IRR.

◾	In relation to the Series 2024-A Notes, maturity date of May 2027 concurrent with maturity of the New Debt Program / USD term loan;
◾
In relation to the Series 2024-A Notes, 12% interest comprising an 8.5% coupon rate payable monthly and a further 3.5% monthly payment in kind (which is capitalized progressively into the amount outstanding);

◾	In relation to the Series 2024-A Notes, progressive monthly repayments of principal commencing June 2026 – concurrent with the modified 2023 USD term loan;
◾
An exit premium payable on the Series 2024-A Notes of 2.0x invested capital plus a further $10 million, such exit premium being payable upon the earlier of a refinancing of the Series 2024-A notes, sale of the Company or maturity in May 2027, inclusive of any principal and interest payments to date. The repayment of the exit premium in full will be reduced or delayed in certain limited circumstances;

◾
The exit premium on the Class B Preferred Shares is reduced by an amount equal to the amount of cash dividends and redemption payments that have been paid to the holder(s) of Class B Preferred Shares; equally the amounts required to redeem the Class B Preferred Shares are reduced on account of payments made towards the exit premium, and where the amount required to redeem the Class B Preferred Shares is reduced to zero, the holder(s) of the Class B Preferred Shares will surrender those shares for no additional consideration;

◾	The Company obtained a modification of the 2023 USD term loan such that it would rank equally to the Series 2024-A notes issued;
◾
434,708 US$0.01 SEF warrants to purchase a number of ordinary shares equivalent to 14.06% of ordinary shares issued calculated on a fully diluted basis (as defined in the OIC warrant) at the time of exercise, the terms of which are equivalent to the November 2023 SEF warrants; and

◾	Further, a modification of all OIC warrants outstanding as of June 2024 to remove a cashless exercise feature. This included OIC warrants previously issued in November 2023, April 2024 and May 2024.

Carbon Revolution has determined that the Series 2024-A notes and Class B preferred shares should be accounted for as financial liabilities at amortized cost to be accreted over the term up to the minimum return amount at maturity. Proceeds from the Series 2024-A notes and Class B preferred shares have been allocated between the amortized cost liability and the fair value of the warrants issued concurrently.
All associated transaction costs were allocated on a relative fair value basis proportionate to the allocation of the gross proceeds. Transaction costs relating to the notes and preferred shares are treated as an adjustment to the amortized cost liability as an adjustment to the effective interest rate in profit and loss over time. Transaction costs associated with liability classified warrants, being the November 2023, April 2024 and May 2024 tranches, are expensed as incurred. Transaction costs associated with warrants initially recognized as equity instruments, being the June 2024 tranche issued to OIC, are recognized as a deduction from equity.
The November 2023, April 2024 and May 2024 1c OIC warrants issued are marked to market through profit and loss between issuance date and June 2024 when they were reclassified in equity upon removal of the cashless exercise feature.

4.2.1	Fair values and risk management

Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value (e.g. lease liabilities).

30 June 2024	Carrying amount				Fair value
	Fair value through profit and loss	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Financial assets not measured at fair value
Receivables	-	8,538	-	8,538	-	-	-	-
Cash and cash equivalents	-	3,705	-	3,705	-	-	-	-
Restricted trust fund	-	7,675	-	7,675	-	-	-	-
	-	19,918	-	19,918

Financial liabilities at fair value
Derivative liability – warrants	531	-	-	531	531	-	-	531
	531	-	-	531

Financial liabilities not measured at fair value
OIC Class A preferred shares (USD)	-	-	46,377	46,377	-	52,474	-	52,474
USD term loan	-	-	78,468	78,468	-	94,903	-	94,903
OIC Series 2024-A notes (USD)	-	-	10,938	10,938	-	30,136	-	30,136
OIC Class B preferred shares (USD)		-	5,070	5,070	-	14,993	-	14,993
Supplier finance arrangement	-	-	14,013	14,013	-	14,013	-	14,013
Payables	-	-	60,440	60,440	-	-	-	-
	-	-	215,306	215,306
30 June 2023	Carrying amount				Fair value
	Fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Financial assets not measured at fair value
Receivables	-	6,430	-	6,430	-	-	-	-
Cash and cash equivalents	-	19,582	-	19,582	-		-	-
Restricted trust fund	-	14,677	-	14,677	-	-	-	-
	-	40,689	-	40,689

Financial liabilities not measured at fair value
Term loan (USD)	-	-	70,833	70,833	-	90,645	-	90,645
Term loan with customer	-	-	4,523	4,523	-	4,523	-	4,523
Supplier financing arrangement	-	-	9,306	9,306	-	9,306	-	9,306
Payables	-	-	15,474	15,474	-	-	-	-
	-	-	100,136	100,136

Measurement of fair values

 To provide an indication about the reliability of the inputs used in determining fair value, Carbon Revolution classifies its financial instruments into the three levels prescribed under the accounting standards:

Level 1: The fair value of financial instruments traded in active markets (e.g. publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over–the–counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities and for instruments where risk gives rise to a significant unobservable adjustment.

Carbon Revolution’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Carbon Revolution did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at June 30, 2024 and June 30, 2023.

Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include the use of quoted market prices.

There were no transfers between levels.

There were no changes in valuation techniques.

The below table discloses the impact if the fair value of the warrants strengthened (weakened) by 5%.

	$’000	$’000
+/-5% fair value	Strengthening	Weakening
2024
Impact on loss before tax	(27)	27
Impact on equity	27	(27)
2023
Impact on loss before tax	-	-
Impact on equity	-	-

4.3	Financial risk management

Carbon Revolution is exposed to foreign currency risk, interest rate risk, credit risk and liquidity risk.  Carbon Revolution’s senior management oversees the management of these risks to ensure the most appropriate use of the capital Carbon Revolution has available to achieve its commercial objectives.

4.3.1	Market risk

a)	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Carbon Revolution’s exposure to foreign currency risk relates primarily to Carbon Revolution’s US$ denominated term loan (refer Note 4.2) and its operating activities (when revenue or expense is denominated in a different currency from Carbon Revolution’s functional currency). The business has wheel programs with sales denominated in US$ which commenced production in 2024. USD inflows from these program sales are expected provide some offset against USD outflows related to Carbon Revolution’s USD denominated loan.

28% (57% in FY23), (38% in FY22) of Carbon Revolution’s revenues and 29% (34% in FY23, 18% in FY22) of costs are denominated in currencies other than AUD. Carbon Revolution has material exposure to foreign currency for movements in the exchange rate. The primary currencies Carbon Revolution has exposure to are U.S. Dollars and Euros.

Carbon Revolution’s exposure to foreign currency risk in relation to non-derivative financial instruments in AUD at June 30, 2024 was as follows:

2024	EUR $’000	USD $’000
Cash and cash equivalent	33	1,588
Restricted trust fund	-	7,284
Trade receivables	2,160	35
Trade payables	(18,388)	(8,255)
Supplier finance arrangement	(7,624)	(1,344)
Borrowings	-	(93,945)
Balance sheet exposure	(23,819)	(94,637)

2023	EUR $’000	USD $’000
Cash and cash equivalent	632	7,422
Restricted trust fund	-	9,456
Trade receivables	2,409	400
Trade payables	(419)	(813)
Supplier finance arrangement	(4,709)	(414)
Borrowings	-	(46,320)
Balance sheet exposure	(2,087)	(30,269)

The aggregate net foreign exchange gains/losses recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income were:

	2024 $’000	2023 $’000

Net foreign exchange gain/(loss)	2,115	(305)

Sensitivity

As shown in the table above Carbon Revolution is primarily exposed to changes in US/AUD and EUR/AUD. The sensitivity of the Consolidated Statements of Profit or Loss and Other Comprehensive Income to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments.

The below table discloses the impact if the AUD strengthened and weakened by 5% from base rates of EUR 0.6237 and USD 0.6667.

	EUR		USD
	$’000		$’000
	Strengthening	Weakening	Strengthening	Weakening
2024
Impact on loss before tax	1,191	(1,191)	4,732	(4,732)
Impact on equity	1,191	(1,191)	4,732	(4,732)
2023
Impact on loss before tax	104	(104)	1,514	(1,514)
Impact on equity	104	(104)	1,514	1,514

b)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Carbon Revolution does not currently hedge its exposure to interest rate fluctuations. A basis point change in the benchmark interest rates at 30 June 2024 would impact the financial assets and liabilities that are subject to variable interest rate as noted in the table below.

The table below represents the estimated and undiscounted contractual settlement terms for financial liabilities. The exposure to fixed or floating interest rates is described below:

	Variable interest rate		Fixed interest rate		Total	Total
	2024 $’000	2023 $’000	2024 $’000	2023 $’000	2024 $’000	2023 $’000
Financial assets
Cash	3,705	19,582	-	-	3,705	19,582
Restricted trust fund	7,283	14,285	392	392	7,675	14,677
Total financial assets	10,988	33,867	392	392	11,380	34,259

Borrowings and other financial liabilities
Term loan with customer	-	-	-	4,523	-	4,523
Supplier finance arrangement	14,013	9,306	-	-	14,013	9,306
OIC Class A preferred shares (USD)	-	-	52,474	-	52,474	-
OIC Series 2024-A notes (USD)	-	-	30,136	-	30,136	-
OIC Class B preferred shares (USD)	-	-	14,993	-	14,993	-
USD term loan	-	-	94,903	90,645	94,903	90,645
Total financial liabilities	14,013	9,306	192,506	95,168	206,519	104,474

The below table discloses the sensitivity related to variable interest rate expense for supplier finance arrangements based on the balance outstanding as at June 30, 2024 and 2023. Interest income on cash and restricted trust fund balances are immaterial and not subject to material interest rate risk:

	Profit or loss for the year
Effect in thousands of AUD	100 bp increase	100 bp decrease
30 June, 2024
Supplier finance arrangement	(140)	140
30 June, 2023
Supplier finance arrangement	(93)	93

4.3.2	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Carbon Revolution is exposed to credit risk from its operating activities (primarily trade receivables and contract assets) and from its financing activities, including deposits with banks and financial institutions.

Cash and cash equivalents

Carbon Revolution held cash and cash equivalents of $3.7 million at June 30, 2024 (June 30, 2023: $19.6 million) plus restricted trust fund of $7.7 million at June 30, 2024 (June 30, 2023: $14.7 million). The credit risk associated with cash and cash equivalents is considered as minimal as the cash and cash equivalents are held with reputable financial institutions in Australia and the United States of America. Cash and cash equivalents comprise cash balances and call deposits with an original maturity of three months or less.

Receivables and contract assets

Carbon Revolution held receivables of $8.5 million at June 30, 2024 ($6.4 million at June 30, 2023) and contract assets of $14.0 million at June 30, 2024 ($8.2 million at June 30, 2023). The assessment of customer credit risk is straightforward as a result of the concentrated nature of receivables with only a few customers and a simplified approach has been taken. Depending on the customer, Carbon Revolution’s credit terms vary between 30 and 100 days. An impairment analysis is performed at each reporting date to assess if there are any expected credit losses that need to be accounted for in all receivables. Outstanding customers receivables are regularly monitored by dedicated account managers with respect to the payment terms and unpaid invoices.

4.3.3	Liquidity risk

Carbon Revolution’s objective is to maintain a balance between the continuity of funding and flexibility through the use of operating cash flows and committed available credit facilities.  Carbon Revolution actively reviews its funding position to ensure the available facilities are adequate to meet its current and anticipated needs.  Carbon Revolution manages liquidity risk by monitoring forecast cash flows and ensuring that adequate cash and borrowing facilities are maintained. Refer to 1.3 Going Concern for Carbon Revolution’s assessment of preparing these accounts on a going concern basis.

Maturity analysis

The table below represents the estimated and undiscounted contractual settlement terms for financial liabilities. The contractual maturity is based on the earliest date on which Carbon Revolution may be required to pay. The 2023 comparative period in the table below has been updated to include payables to conform to the current year's presentation.

	On demand $’000	< 3 months $’000	3-12 months $’000	1-5 years $’000	> 5 years $’000	Total $’000
2024
Supplier finance arrangement	14,013	-	-	-	-	14,013
Lease liabilities	-	173	532	3,096	3,965	7,766
OIC Class A preferred shares (USD)	-	-	-	52,474	-	52,474
OIC Series 2024-A notes (USD)	-	-	-	30,136	-	30,136
OIC Class B preferred shares (USD)	-	-	-	14,993	-	14,993
USD term loan	-	-	-	94,903	-	94,903
Payables	45,247	-	-	15,193	-	60,440
	59,260	173	532	210,795	3,965	274,725
2023
Supplier finance arrangement	9,306	-	-	-	-	9,306
Term loan with customer	-	-	4,523	-	-	4,523
Lease liabilities	-	158	487	2,830	4,538	8,013
USD term loan	-	-	-	90,645	-	90,645
Payables	15,474	-	-	-	-	15,474
	24,780	158	5,010	93,475	4,538	127,961

4.4	Contributed equity

Issued share capital		Number of ordinary shares outstanding
As at July 1, 2021 (EUR1.00)	Note	100
As at July 1, 2022 (EUR1.00)		100
Ordinary shares issued (EUR1.00)		24,900
At July 1, 2023		25,000
Surrender by holder to the Company		(25,000)
Merger Transaction
- USD$0.0001 shares issued to Carbon Revolution Limited shareholders in exchange for their shares	6.7	1,367,211
- USD$0.0001 shares issued to Twin Ridge shareholders in exchange for their shares	6.7	506,473
- USD$0.0001 shares issued to Yorkville on establishment of the committed equity facility	6.7	1,500
USD$0.0001 shares issued for marketing services	4.5	10,000
As at June 30, 2024		1,885,184

In 2023, the Company issued a further 24,900 EUR1.00 ordinary shares for which consideration was outstanding. The total ordinary shares outstanding were then converted to deferred shares which were thereafter surrendered by the holder to the Company for nil consideration. As of June 30, 2023, these shares were retained by the Company as treasury shares.

As described in Note 6.7, upon closing of the Transaction in November 2023, the Company issued US$0.0001 ordinary shares to each of the shareholders of Carbon Revolution Limited and Twin Ridge in exchange for all of the share capital outstanding in those two entities respectively.

	June 30, 2024 $’000	June 30, 2023 $’000
Ordinary shares – $USD0.0001 par value (2023: EUR1.00)	-	-
Ordinary shares – share premium	-	-
Ordinary shares – restricted	-	-
Total share capital	-	-

4.4.1	Information about contributed equity

Ordinary shares

Ordinary shares participate in dividends and the proceeds on winding up of Carbon Revolution in proportion to the number of shares held.  At shareholders’ meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands.

During the financial year ended June 30, 2024, Carbon Revolution did not pay a dividend (June 30, 2023: $nil).
Refer to Note 6.7 for the changes in issued capital that occurred during the period as a result of the incorporation of Carbon Revolution PLC.

4.5	Share-based payment plan arrangements

Carbon Revolution Limited historically operated several employee incentive schemes to remunerate employees, including senior executives, in the form of share-based payments. All options and rights related to these historical schemes were cancelled in November 2023 as part of the Transaction. Refer to the note 6.7 for the details of the Transaction. Prior period share-based payment expenses disclosure relates to schemes operated by Carbon Revolution Limited prior to cancellation and the completion of the Transaction which resulted in Carbon Revolution PLC becoming the legal parent of the Group. Carbon Revolution PLC has not provided any share-based compensation schemes to employees as of June 2024. The historical Carbon Revolution Limited share-based payment employee incentive schemes were:

Tax-exempt employee share ownership plan

The tax-exempt employee share ownership plan (“TESP”) was introduced in June 2018 and enables eligible employees to acquire shares in Carbon Revolution and take advantage of certain income tax concessions available.

The employee participant is entitled to receive any dividends or other income associated with the shares held in trust but is not entitled to participate in any dividend reinvestment plan operated by Carbon Revolution.

Short term incentive plan

Under the STI plan, senior executives and other employees, as determined by the Board, will defer a portion of their short-term incentive payment in the form of rights. In 2023, the board determined that all participants would have 100% of their STI outcome delivered in the form of rights in lieu of a cash payment. Each right is equivalent to one share and is settled only in shares with no cash alternative. The fair value of each right is determined based on the market price of the share at grant date. Rights have a one-year service period.
Rights do not carry dividend or voting rights prior to vesting. Shares allocated on vesting of rights carry the same dividend and voting rights as other shares.

Employee stock ownership plan

The employee stock ownership plan (ESOP) was used to deliver a one-off equity award to a number of senior executives and other employees, including the CEO, to reward their efforts in Carbon Revolution achieving listing, to align their interests with the shareholders from listing and for retention purposes. Participation was at the discretion of the Board and options are subject to vesting conditions determined by the Board.

The exercise price of the options was equal to the market price of the underlying shares at IPO. The Board retained a discretion to make a cash payment to participants on vesting and exercise of the options in lieu of an allocation of shares.

The cost of share-based payments were determined by the fair value of the equity instruments granted at the date when the grant was made using an appropriate valuation model. That cost is recognized in employee benefits expense together with a corresponding increase in equity over the period of service and, where applicable, when the performance conditions are fulfilled (the vesting period).

The cumulative expense recognized for share-based payments at each reporting date until the vesting date reflected the extent to which the vesting period has expired and Carbon Revolution’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the Consolidated Statements of Profit or Loss and Other Comprehensive Income for a period represents the movement in cumulative expense recognized as of the beginning and end of that period.
Service and non-market performance conditions were not taken into account when determining the grant date fair value of the equity instruments, but the likelihood of the conditions being met is assessed as part of Carbon Revolution’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to a share-based payment, but without an associated service requirement, are considered to be non-vesting conditions. Non- vesting conditions are reflected in the fair value of an instrument and lead to an immediate expensing of the instrument unless there are also service and/or performance conditions.

No expense is recognized for instruments that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
Capital raise requirement

As described in Note 4.2, Carbon Revolution did not meet the capital raise requirement by December 31, 2023, and as a result, Carbon Revolution is required to issue 50,000 shares upon maturity in May 2027.
Supplier arrangements
In March 2024, Carbon Revolution issued 10,000 shares as consideration for marketing services. The shares were valued at USD 14.17 (equivalent to $21.43) being the traded price at grant date.

4.6	Reserves

	2024 $’000	2023 $’000
Share-based payments	1,905	7,695
Share buyback	-	(311)
Foreign currency translation	85	(218)
	1,990	7,166

4.6.1	Information about reserves

Share-based payments reserve

The reserve is used to recognize the value of equity benefits provided to employees and directors as part of their remuneration.
Share buy-back reserve

The share buy-back reserve relates to shares bought back from the former owners of Carbon Revolution before the Transaction.

Foreign currency translation reserve

The functional currency of Carbon Revolution PLC is US dollars. The functional currency of subsidiaries and the predecessor parent being Carbon Revolution Limited is their local currency. The presentation currency of the consolidated group is Australian dollars. Foreign currency transactions are translated into the presentation currency of the relevant entity using current exchange rates at the reporting date. The income and expenses of the relevant entity are translated into the presentation currency at the year-to-date average exchange rates. On consolidation, the foreign currency differences are recognized in other comprehensive income and the balances are accumulated in the foreign currency translation reserves.
4.7	Capital raising transaction costs

	2024 $’000	2023 $’000	2022 $’000

Capital raising transaction costs recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income	31,584	24,746	-
Finance income recognised in the Consolidated Statements of Profit or Loss and Other Comprehensive Income	(538)	-	-
	31,046	24,746	-

Capital raising transaction costs recognized in trade payables	22,938	541	-
Capital raising transaction costs recognized in accruals	1,448	5,716	-
Capital raising transaction costs recognized in provisions	-	9,459	-

Capital raising transaction costs recognized in the operating cash flow	11,712	9,030	-

Capital raising transaction costs in equity	10,654	-	-

As described in note 6.7, Carbon Revolution PLC consummated a securities purchase agreement with OIC Structured Equity Fund I Range, LLC and affiliated entities (“OIC”) on November 6, 2023. These have resulted in increased transaction costs and payables as of June 30, 2024 and June 30, 2023.